Property, Plant, and Equipment, net	3 Months Ended
Mar. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant, and Equipment, net	Property, Plant, and Equipment, net
As of March 31, 2020, December 31, 2019 and 2018, property, plant, and equipment, net consists of the following :

	As of March 31,	As of December 31,
	2020	2019	2018
	(Unaudited)
	(In thousands)
Buildings	$9,142	$9,142	$9,142
Leasehold improvements	23,762	20,048	16,570
Aircraft	320	320	320
Machinery and equipment	34,000	33,608	22,114
IT software and equipment	17,282	17,151	13,602
Construction in progress	4,564	3,674	620
	89,070	83,943	62,368
Less accumulated depreciation and amortization	(36,688)	(34,610)	(28,154)
Property, plant, and equipment, net	$52,382	$49,333	$34,214
Total depreciation and amortization for the three months ended March 31, 2020 and 2019 was $2.1 million and $1.6 million, respectively, of which $0.9 million and $0.3 million was recorded in research and development expense, respectively.
Total depreciation and amortization for the years ended December 31, 2019, 2018 and 2017 was $6.9 million, $5.8 million and $5.1 million, respectively, of which $3.7 million, $1.2 million and $1.4 million was recorded in research and development expense, respectively.